Income Taxes - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) Unit $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)
Income Tax Disclosure [Line Items]
U.S. federal corporate income tax rate	21.00%		35.00%	35.00%	35.00%
Number of Special Economic Zone units held by Indian subsidiary eligible for tax holiday | Unit			16
Excess tax benefits relating to exercise of stock awards recorded through retained earnings	$ 2,265,000			$ 24,912,000
Excess tax benefit on stock-based Compensation			$ 0	0	$ 6,560,000
Net operating loss carryforwards			223,415,000
Deferred tax assets related to net operating loss carryforwards, excluding state			50,495,000
Net operating loss of subsidiary, carried forward			126,612,000
Additional deferred tax assets for U.S. state and local tax loss carry-forwards			$ 5,005,000
Operating loss carry-forwards, expiration date, range start			2018
Operating loss carry-forwards, expiration date, range end			2036
Tax credit carry forward				33,220,000
Undistributed earnings of foreign subsidiaries (non-Bermuda)			$ 36,029,000
Deferred tax liability has not been recognized for undistributed earnings of foreign subsidiaries (non-Bermuda)			0
Cash and cash equivalents held by foreign (non-Bermuda) subsidiaries			499,532,000
Cash and cash equivalents	424,226,000		504,468,000	422,623,000	450,907,000	$ 461,788,000	$ 388,186,000
Cash held by foreign subsidiary			243,813,000
Cash and cash equivalents held by foreign (non-Bermuda) subsidiaries for which no tax will accrue on repatriation of retained earnings			122,674,000
Cash and cash equivalents held by foreign subsidiaries			133,045,000
Net tax expense in net deferred tax asset			$ 3,182,000
Percentage of claim on depreciation			100.00%
Investments in depreciable property			$ 7,685,000
Tax liability for transition tax			0
Unrecognized tax benefits that would impact effective tax rate	24,604,000		24,877,000	22,469,000	24,935,000
Unrecognized tax benefits, interest on income taxes accrued	4,806,000		4,614,000	3,856,000	4,223,000
Unrecognized tax benefits, excluding exchange rate differences for interest recognized	285,000		(224,000)	(224,000)	(206,000)	1,152,000
Accrued penalties	$ 1,024,000		1,033,000	977,000	958,000
Effective tax rate	15.70%
Reduction in tax expense due to certain periodic discrete items, including excess tax benefit recognized on settlement of stock awards	$ 2,746,000
Tax gain relating to derivatives			2,265,000
Unrecognized tax benefits	$ 25,789,000		26,060,000	23,467,000	$ 26,357,000	$ 22,718,000
Scenario, Forecast
Income Tax Disclosure [Line Items]
U.S. federal corporate income tax rate		21.00%
Retained Earnings
Income Tax Disclosure [Line Items]
Repatriation of retained earnings			17,343,000
Foreign Tax Authority
Income Tax Disclosure [Line Items]
Tax credit carry forward			33,220,000
Early Adoption of ASU 2016-09
Income Tax Disclosure [Line Items]
Excess tax benefits relating to exercise of stock awards recorded through retained earnings				24,912,000
Income tax expense attributable to continuing operations			$ 1,723,000	1,004,000
Foreign Subsidiary
Income Tax Disclosure [Line Items]
Operating loss carryforwards reversal of remaining valuation allowance				$ 3,377,000
Minimum
Income Tax Disclosure [Line Items]
Tax holiday, expiring date			March 31, 2022
Maximum
Income Tax Disclosure [Line Items]
Tax holiday, expiring date			March 31, 2029
Tax Holiday For First 5 Years
Income Tax Disclosure [Line Items]
Tax holiday, period, in years			5 years
Percentage of tax holiday in respect to export profits			100.00%
Tax Holiday from year 6 to year 10
Income Tax Disclosure [Line Items]
Tax holiday, period, in years			5 years
Percentage of tax holiday in respect to export profits			50.00%
Tax Holiday from year 11 to year 15
Income Tax Disclosure [Line Items]
Tax holiday, period, in years			5 years
Percentage of tax holiday in respect to export profits			50.00%
Basic Earnings Per Share
Income Tax Disclosure [Line Items]
Earnings per share effect of tax holiday | $ / shares			$ 0.18	$ 0.19	$ 0.18
Diluted Earnings Per Share
Income Tax Disclosure [Line Items]
Earnings per share effect of tax holiday | $ / shares			$ 0.18	$ 0.18	$ 0.17